CASH GENERATED FROM OPERATIONS	12 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
CASH GENERATED FROM OPERATIONS	CASH GENERATED FROM OPERATIONS

	US Dollars
Figures in millions	2024	2023	2022

Profit before taxation	1,672	63	472
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	(15)	9	6
Amortisation of tangible and right of use assets (Note 4)	751	657	636
Amortisation of intangible assets (Note 4)	1	1	1
Finance costs and unwinding of obligations (Note 6)	167	157	149
Environmental, rehabilitation, silicosis and other provisions	(57)	(75)	(85)
(Reversal of impairment)/net impairment and derecognition of assets	(47)	234	319
Profit on sale of assets	(14)	(14)	(8)
Other expenses (non cash portion)	33	71	9
Interest income	(160)	(127)	(81)
Share of associates and joint ventures’ profit	(155)	(207)	(161)
Other non-cash movements	116	27	25
Other exchange losses	25	168	102
Movements in working capital	(254)	(93)	(140)
	2,063	871	1,244
Movements in working capital:
Increase in inventories	(78)	(58)	(54)
Increase in trade, other receivables and other assets	(182)	(117)	(152)
Increase in trade, other payables and provisions	6	82	66
	(254)	(93)	(140)